UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 96.0%
Australia 4.5%
Sydney Airport (Units)	7,173,538	38,561,621
Transurban Group (Units)	15,217,288	132,886,323
(Cost $142,207,489)		171,447,944
Canada 13.8%
Canadian National Railway Co.	121,509	7,942,842
Canadian Pacific Railway Ltd.	667,782	101,970,311
Enbridge, Inc.	2,620,537	115,172,197
Inter Pipeline Ltd.	2,281,489	48,170,468
Pembina Pipeline Corp. (a)	3,810,185	116,110,520
TransCanada Corp. (a)	2,945,970	139,916,453
(Cost $482,184,433)		529,282,791
China 1.5%
ENN Energy Holdings Ltd. (Cost $58,131,795)	11,392,040	55,781,851
France 2.5%
Aeroports de Paris	183,594	18,208,488
Groupe Eurotunnel SE (Registered)	7,179,046	77,692,464
(Cost $105,334,764)		95,900,952
Hong Kong 2.4%
Beijing Enterprises Holdings Ltd.	10,484,200	53,514,055
China Merchants Port Holdings Co., Ltd.	14,615,937	39,241,775
(Cost $116,974,051)		92,755,830
Italy 0.9%
Atlantia SpA (Cost $36,627,478)	1,419,570	36,022,979
Japan 1.3%
Tokyo Gas Co., Ltd. (Cost $51,160,366)	11,404,400	50,827,171
Luxembourg 1.0%
SES SA (Cost $38,013,432)	1,527,012	37,538,996
Mexico 0.9%
Infraestructura Energetica Nova SAB de CV (Cost $33,748,074)	8,599,134	33,496,697
Netherlands 0.6%
Koninklijke Vopak NV (Cost $22,027,400)	434,131	22,818,600
Spain 4.2%
Enagas SA	1,320,400	39,760,160
Ferrovial SA	5,749,055	122,425,057
(Cost $146,611,546)		162,185,217
Switzerland 1.8%
Flughafen Zuerich AG (Registered) (Cost $35,871,849)	358,100	69,961,276
United Kingdom 14.0%
National Grid PLC	22,076,167	311,920,986
Severn Trent PLC	3,996,359	129,878,829
United Utilities Group PLC	7,471,955	97,225,464
(Cost $510,216,632)		539,025,279
United States 46.6%
American Tower Corp. (REIT)	2,073,421	234,980,802
Cheniere Energy, Inc.*	2,661,747	116,052,169
Consolidated Edison, Inc.	509,600	38,372,880
Crown Castle International Corp. (REIT)	2,244,519	211,456,135
CSX Corp.	1,381,118	42,124,099
Enbridge Energy Management LLC* (a)	1,754,442	44,633,008
Eversource Energy	2,795,454	151,457,698
Kinder Morgan, Inc.	10,359,642	239,618,519
NiSource, Inc.	2,342,999	56,489,706
NorthWestern Corp.	1,188,000	68,345,640
Pattern Energy Group, Inc. (a)	462,286	10,396,812
PG&E Corp.	3,036,199	185,724,293
PPL Corp.	1,105,700	38,224,049
Sempra Energy	2,235,967	239,673,303
Union Pacific Corp.	1,163,376	113,464,061
(Cost $1,457,872,377)		1,791,013,174
Total Common Stocks (Cost $3,236,981,686)		3,688,058,757
Master Limited Partnerships 2.9%
United States
Enbridge Energy Partners LP	2,137,542	54,357,693
Fairway Energy LP (Units), 144A*	6,190,000	57,995,571
Total Master Limited Partnerships (Cost $129,090,260)		112,353,264
Securities Lending Collateral 3.9%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $149,566,100)	149,566,100	149,566,100
Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $67,383,274)	67,383,274	67,383,274
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,583,021,320) †	104.6	4,017,361,395
Other Assets and Liabilities, Net	(4.65)	(176,016,863)
Net Assets	100.0	3,841,344,532

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $3,638,196,539. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $379,164,856. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $508,459,174 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $129,294,318.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $141,587,633, which is 3.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2016 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Master Limited Partnerships
Utilities	1,507,575,539	39.7%
Energy	954,845,198	25.1%
Industrials	854,015,351	22.5%
Real Estate	446,436,937	11.7%
Consumer Discretionary	37,538,996	1.0%
Total	3,800,412,021	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$171,447,944	$—	$171,447,944
Canada	529,282,791	—	—	529,282,791
China	—	55,781,851	—	55,781,851
France	—	95,900,952	—	95,900,952
Hong Kong	—	92,755,830	—	92,755,830
Italy	—	36,022,979	—	36,022,979
Japan	—	50,827,171	—	50,827,171
Luxembourg	—	37,538,996	—	37,538,996
Mexico	33,496,697	—	—	33,496,697
Netherlands	—	22,818,600	—	22,818,600
Spain	—	162,185,217	—	162,185,217
Switzerland	—	69,961,276	—	69,961,276
United Kingdom	—	539,025,279	—	539,025,279
United States	1,791,013,174	—	—	1,791,013,174
Master Limited Partnerships	54,357,693	—	57,995,571	112,353,264
Short-Term Investments (d)	216,949,374	—	—	216,949,374
Total	$2,625,099,729	$1,334,266,095	$57,995,571	$4,017,361,395

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Master Limited Partnerships
Balance as of December 31, 2015	$53,324,981
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	4,670,590
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2016	$57,995,571
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(3,904,429)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/16	Valuation Technique(s)	Unobservable Input
Master Limited Partnership: Crude Oil & Refined Products	$57,995,571	Market Approach	Last Traded Price Adjusted for Proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the last traded price on the Exchange adjusted for proxy (the movement in a comparable securities index). A significant change between last traded price, adjusted for proxy, and the price of the security based on current trading on the securities exchange could result in a material change in the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016